Financial Instruments Per Category - Summary of Key Inputs and Assumptions Used in the Valuation Model for Fair Value of the Convertible Note (Details) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Share price at valuation date		$ 0.6628	$ 1.18
Expected price volatility of the Company share		70.00%	65.00%
Risk-free interest rate		4.3	3.9
Market interest rate		20	21.5
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Conversion price	[1]	$ 1.36	$ 1.36
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Conversion price	[1]	$ 1.89	$ 2.52

[1]	The Convertible Notes are convertible at the option of each holder at a conversion price of $1.81-1.89 per ordinary share or per ADS, subject to customary anti-dilution adjustments and a conversion rate reset on March 23, 2025. For further details on the Convertible Notes and the conversion price reset mechanism, see Note 27 Convertible Notes.